Related Party Transactions - Additional Information (Detail) - USD ($)					3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 13, 2023	Feb. 27, 2023	Aug. 31, 2021	Jul. 31, 2021	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 19, 2024	Jan. 18, 2024	Feb. 28, 2023
Sponsor purchased shares , purchase price												$ 16,418,477
Principal amount repayment												181,313
Notes payable												0
General and administration expense					$ 30,000			$ 0	$ 90,000	$ 0	$ 240,000
Adjustment to additional paid in capital waiver of administrative service fees					30,000	$ 30,000	$ 30,000	$ 0	90,000	$ 0	$ 240,000
Commercial Paper [Member]
Principal amount		$ 1,500,000													$ 1,500,000
Debt instrument interest rate		4.75%									4.75%
Proceeds from related party debt		$ 1,230,000							2,350,000		$ 1,230,000
Interest payable					97,903				97,903		28,288
Commercial Paper [Member] | Subsequent Event [Member]
Debt instrument interest rate														4.75%
Amended And Restated Working Capital Promissory Note [Member]
Principal amount														$ 2,000,000
Amended And Restated Working Capital Promissory Note [Member] | Subsequent Event [Member]
Principal amount														$ 2,000,000
Second Amended And Restated Working Capital Promissory Note [Member]
Principal amount													$ 2,750,000
Sponsor [Member]
Payable for office and administration support services per month											10,000
Founder Shares [Member] | Sponsor [Member] | Independent Director Nominee [Member]
Sponsor purchased shares			50,000
Unsecured Promissory Note [Member] | Sponsor [Member]
Principal amount				$ 300,000
Principal amount repayment date				Jan. 18, 2022
Principal amount repayment				$ 206,313
Promissory note overpayment											25,000	25,000
Working Capital Loans [Member]
Principal amount					0				0		0	$ 0
Working capital loans convertible into warrants					$ 2,000,000				$ 2,000,000		$ 2,000,000
Working capital loans convertible into warrants, per warrant					$ 1				$ 1		$ 1
Common Class B [Member]
Sponsor purchased shares	4,743,749
Common Class B [Member] | Founder Shares [Member] | Sponsor [Member]
Sponsor purchased shares				4,743,750
Sponsor purchased shares , purchase price				$ 25,000
Aggregate of shares subject to forfeiture				618,750							618,750
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders				20.00%							20.00%
Transfer, assign or sell any shares or warrants after completion of initial business combination, threshold trading days									20 days		20 days
Transfer, assign or sell any shares or warrants after completion of initial business combination, threshold consecutive trading days									30 days		30 days
Threshold period after business combination in which specified trading days within any specified trading day period commences									120 days		120 days